Right of use assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 373,846	$ 406,713
Exchange differences	52,192	(28,131)
Additions and re-measurement	33,680	72,920
Depreciation	(58,847)	(64,127)
Closing net book amount	$ 400,871	387,375
Average duration of agricultural partnership	6 years
Agricultural Partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	$ 352,678	384,848
Exchange differences	47,075	(29,488)
Additions and re-measurement	23,290	63,038
Depreciation	(50,257)	(56,597)
Closing net book amount	372,786	361,801
Others
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	21,168	21,865
Exchange differences	5,117	1,357
Additions and re-measurement	10,390	9,882
Depreciation	(8,590)	(7,530)
Closing net book amount	$ 28,085	$ 25,574